Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Jul. 03, 2017 USD ($)	Jul. 03, 2014 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Ineffective portion of hedge was recorded on Other income and expenses, net	$ 0	$ 0	$ 0
Deferred losses on derivative instrument, net of tax	$ 3,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Amount reclassified as Other Income and Expenses, net	$ 0
Fair value of assets	8,000,000	5,000,000
Fair value of liabilities	$ 7,000,000	$ 34,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Impairment charge on investments	$ 0	$ 0	0
Unrealized loss position	0	2,000,000
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate				0.0270
0.25% due 2024 (Tranche B) [Member]
Derivative [Line Items]
Interest rate				0.25%
0.25% due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Debt discount rate				0.0328
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component				$ 1,266,000,000	$ 878,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Cost of Sales [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	51,000,000	4,000,000	16,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Operating Expense [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	28,000,000	$ 3,000,000	(14,000,000)
Currency Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	1,000,000
Fair value of assets	2,000,000
Fair value of liabilities	1,000,000
Currency Collars [Member] | Option Two
Derivative [Line Items]
Fair value of net assets (liabilities)	(2,000,000)
Fair value of assets	0
Fair value of liabilities	2,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets	7,000,000
Fair value of liabilities	$ 5,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 575,000,000	$ 376,000,000	644,000,000
Foreign currency forward contracts maturity term	30 days
Fair value of assets	$ 3,000,000	3,000,000
Fair value of liabilities	$ 1,000,000	1,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	6 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	121 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 1,328,000,000	1,597,000,000	$ 1,393,000,000
Foreign currency forward contracts maturity term	126 days
Fair value of assets	$ 5,000,000	2,000,000
Fair value of liabilities	$ 6,000,000	$ 33,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	6 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	15 months